Consolidated Statements of Financial Condition - Parenthetical - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Mortgage servicing rights, at fair value	$ 60,562,000	$ 142,435,000
TOTAL ASSETS	20,872,655,000	21,788,946,000
Assets of discontinued operations	313,360,000	2,319,571,000
Nonrecourse debt
Amounts due to related parties	0	142,435,000
Working Capital Promissory Notes
Amounts due to related parties	$ 46,790,000	$ 0
Class A Common Stock
Common stock, shares issued (in shares)	67,681,856	65,013,569
Common stock, shares outstanding (in shares)	63,423,356	60,755,069
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	6,000,000,000	6,000,000,000
Class B Common Stock
Common stock, shares issued (in shares)	14	15
Common stock, shares outstanding (in shares)	14	15
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,000,000	1,000,000